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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended   06/30/07
                                              -----------------

Check here if Amendment [X]; Amendment Number:  1
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Vercingetorix
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Address: 365 Boston Post Road
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         Suite 210
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         Sudbury, MA 01776
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Ford
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Title: Account Manager
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Phone: 212-713-9045
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Signature, Place, and Date of Signing:

/s/ Kevin Ford                     New York, NY                  08/10/07
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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6/30/2007
UBS SECURITIES LLC                                                             1

USD

ITEM1                         ITEM 2    ITEM 3       ITEM 4      ITEM 5      SOLE  ITEM 6                    ITEM 8
NAME OF ISSUER                TITLE     CUSIP        FAIR        SHARES      (A)   INVEST.   SHARED    SOLE  VOTING     NONE
                              OF        NUMBER       MKT         OR                DISC.     OTHER     (A)   AUTHORITY   (C)
                              CLASS                  VALUE       PRINCIPAL         SHARED    (C)             SHARED
                                                                 AMOUNT            (B)                       (B)
MTN GROUP LTD                 FSTK         6563206    2727980     200000      N     X                   MEDI  200000          0    0
ACCESS INTEGRATED TECH INC    OTC EQ       4329108     802261      99167      N     X                   MEDI   99167          0    0
DOGAN YAYIN HLDGS             FSTK         B03MRH8    1049905     260000      N     X                   MEDI  260000          0    0
CENTRAL EUROPEAN MEDIA        OTC EQ     G20045202   13826305     141692      N     X                   MEDI  141692          0    0
COMCAST CORP-CL A             OTC EQ     20030N101    6403936     227736      N     X                   MEDI  227736          0    0
LIBERTY GLOBAL INC            OTC EQ     530555101    5763206     140429      N     X                   MEDI  140429          0    0
LIBERTY GLOBAL INC            OTC EQ     530555309    7503510     190929      N     X                   MEDI  190929          0    0
LIBERTY MEDIA HLDG CORP       OTC EQ     53071M104     345892      15490      N     X                   MEDI   15490          0    0
MILLICOM INTERNATIONAL        OTC EQ     L6388F110   23755196     259223      N     X                   MEDI  259223          0    0
ORBCOMM INC                   OTC EQ     68555P100    4268766     260132      N     X                   MEDI  260132          0    0
ROGERS COMM INC CL B NON V    COMMON     775109200    9634608     226750      N     X                   MEDI  226750          0    0
TURKCELL ILETISIM             COMMON     900111204    1915533     115047      N     X                   MEDI  115047          0    0
TIME WARNER CABLE INC CL A    COMMON     88732J108    4034510     103000      N     X                   MEDI  103000          0    0
TIME WARNER INC               COMMON     887317105    2523390     119933      N     X                   MEDI  119933          0    0
OPEN JOINT STOCK CO VIMPEL    COMMON     68370R109    5257464      49900      N     X                   MEDI   49900          0    0
VIRGIN MEDIA INC              OTC EQ     92769L101    8114844     332985      N     X                   MEDI  332985          0    0
VALUEVISION INTERNATIONAL     OTC EQ     92047K107    6915445     610905      N     X                   MEDI  610905          0    0

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